Taxation - Disclosure of Movements in Current Tax Assets and Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Assets	£ 478	£ 347
Beginning balance	478	347
Income statement charge (including discontinued operations)	(460)	(445)
Other comprehensive income (charge)/credit	(70)	159
Corporate income tax received	537	405
Other movements	5	12
Ending balance	490	478
Assets	£ 490	£ 478